Exhibit 99.6

Client Name:	Wells Fargo Home Mortgage, Inc.
Client Project Name:	WFMBS 2020-1
Start - End Dates:	4/2017 TO 11/2019
Deal Loan Count:	774

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	Federal Consumer Protection	CMPFDCP3206	NMLS License verification found Loan Originator Name does not match ID	1
Total				1

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